Offerings - Offering: 1	Sep. 09, 2026 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Amount Registered | shares	7,400,000,000
Maximum Aggregate Offering Price	$ 6,500,000,000.00
Carry Forward Form Type	F-3
Carry Forward File Number	333-254756
Carry Forward Initial Effective Date	Mar. 15, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 815,480.00
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering (the "Prospectus") of 4.850% Notes due 2029, 5.000% Notes due 2031, 5.250% Notes due 2033, 5.500% Notes due 2036, 6.000% Notes due 2056 and Floating Rate Notes due 2029 to be issued by GlaxoSmithKline Capital Inc. (together, the "Notes"). The Notes will be fully and unconditionally guaranteed by GSK plc (the "Guarantees"). The maximum aggregate offering price of the Notes is $6,500,000,000. Pursuant to Rule 457(n), no separate fee for the Guarantees is payable. The Notes being offered under this prospectus supplement include unsold securities previously registered pursuant to a Registration Statement on Form F-3 (File Nos. 333-254756, 333-254756-01 and 333-254756-02) filed with the Securities and Exchange Commission on March 26, 2021, as amended by Post-Effective Amendment No. 1 filed on March 10, 2023 and declared effective on March 15, 2023 (the "Prior Registration Statement"). As of the date of this prospectus supplement, the registrants have not sold an aggregate of $7,400,000,000 of the securities registered pursuant to the Prior Registration Statement (the "Unsold Securities"), representing $815,480 in registration fees of such Unsold Securities under the Prior Registration Statement. In accordance with Rule 415(a)(6) under the Securities Act of 1933, as amended, $6,500,000,000 aggregate offering price of the Unsold Securities are being carried forward and included in this prospectus supplement. Accordingly, no registration fee is being paid at this time. Pursuant to Rule 415(a)(6), this "Calculation of Filing Fee" table shall be deemed to update the "Calculation of Filing Fee" table in the current registration statement on Form F-3ASR filed with the Securities and Exchange Commission on March 24, 2024 (File Nos. 333-278205, 333-278205-01 and 333-278205-02) to continue the offering of Unsold Securities initially registered under the Prior Registration Statement.